Goodwill and Other Intangible Assets (Details 2) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Trademarks USD ($)	Dec. 31, 2012 Trademarks CNY	Dec. 31, 2011 Trademarks USD ($)	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2012 Technical know-how USD ($)	Dec. 31, 2012 Technical know-how CNY	Dec. 31, 2011 Technical know-how CNY	Dec. 31, 2010 Technical know-how CNY	Dec. 31, 2011 Technical know-how USD ($)	Dec. 31, 2012 Customer relationships USD ($)	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2010 Customer relationships CNY	Dec. 31, 2011 Customer relationships USD ($)	Dec. 31, 2012 Order backlog CNY	Dec. 31, 2011 Order backlog CNY	Dec. 31, 2012 Short-term supplier contracts CNY	Dec. 31, 2011 Short-term supplier contracts CNY	Dec. 31, 2012 Long-term supplier contracts CNY item	Dec. 31, 2011 Long-term supplier contracts CNY
Indefinite-lived intangible assets
Intangibles, net						$ 9,257	57,672	$ 9,163	57,672
Finite-lived intangible assets
Weighted average amortization period										5 years 8 months 12 days	5 years 8 months 12 days	5 years 8 months 12 days			5 years 9 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days			1 year 3 months 18 days	1 year 3 months 18 days	6 months	6 months	9 years	9 years
Gross carrying amount											209,084	209,084				66,671	66,671			23,274	23,274	4,303	4,303	137,820	137,820
Accumulated amortization		(304,835)	(257,261)								(207,534)	(171,327)				(63,081)	(51,714)			(23,274)	(23,274)	(4,303)	(4,303)	(6,643)	(6,643)
Impairment																								(131,177)	(131,177)
Intangibles, net										249	1,550	37,757		5,999	576	3,590	14,957		2,377
Intangibles
Gross carrying amount		498,824	498,824				57,672		57,672
Accumulated amortization		(304,835)	(257,261)								(207,534)	(171,327)				(63,081)	(51,714)			(23,274)	(23,274)	(4,303)	(4,303)	(6,643)	(6,643)
Impairment		(131,177)	(131,177)
Intangibles, net	10,082	62,812	110,386		17,539
Number of polysilicon supply agreements																								4
Total amortization expense	7,636	47,574	50,108	48,814						5,811	36,207	38,523	37,229		1,825	11,367	11,585	11,585
Estimated amortization expense
2013		3,953
2014		250
2015		250
2016		250
2017		250